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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Goodwin Capital Advisers, Inc.
Address:   56 Prospect Street, Hartford, CT 06115-0480

Form 13F File Number: 028-12511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
Title:   Vice President and Secretary
Phone:   (860) 403-5050

Signature, Place and Date of Signing:

/s/ John H. Beers                  Hartford, CT                  August 14, 2008
-----------------                 --------------
(Signature)                       (City, State)                       (Date)

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:   3
Form 13F Information Table Value Total:   $26,721,208.90

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                                    FORM 13F
                REPORTING MANAGER: GOODWIN CAPITAL ADVISERS, INC.
                       FOR THE QUARTER ENDED JUNE 30, 2008

ITEM 1                      ITEM 2    ITEM 3      ITEM 4              ITEM 5             ITEM 6    ITEM 7          ITEM 8
-------------------------- -------- --------- ------------- -------------------------- ---------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                                                                                                           ----------------------
                                                   FAIR      SHARES OR
                           TITLE OF   CUSIP       MARKET     PRINCIPAL                 INVESTMENT             SOLE    SHARED NONE
NAME OF ISSUER               CLASS    NUMBER      VALUE       AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGERS     (A)      (B)   (C)
-------------------------- -------- --------- ------------- ---------- ------ -------- ---------- -------- ---------- ------ ----
iShares Trust Russell 2000
   Index Fund               COMMON  464287655  8,175,222.90 118,430.00   SH            118,430.00        1 118,430.00
iShares Trust Russell 2000
   Value                    COMMON  464287630  9,153,280.00 143,020.00   SH            143,020.00        1 143,020.00
iShares iBoxx Investment
   Grade Corporate Bond     COMMON  464287242  9,392,706.00  92,850.00   SH             92,850.00        1  92,850.00

                                              26,721,208.90